GOODWILL AND INTANGIBLE ASSETS, NET (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Godwill			$ 13,641	$ 13,641
Amortization expense	200	$ 300	1,100	$ 1,200
Goodwill	$ 13,600		13,600
Mimosa [Member]
Defined Benefit Plan Disclosure [Line Items]
Godwill			$ 13,600